Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 27, 2013
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013